Income Taxes - Schedule of Components of Net Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred income tax assets:
Net operating loss carryforwards	$ 91,305	$ 89,335
Accruals, deferrals, and reserves	748	1,445
Stock-based compensation	981	721
Fixed assets and intangibles	4,421	3,833
Lease liability	0	633
Credit and carry forwards	4,707	4,707
Other	0	861
Total deferred income tax assets	102,162	101,535
Deferred income tax liabilities:
Other	(343)	0
Total deferred income tax liabilities	(343)	0
Net deferred income assets before valuation allowance	101,819	101,535
Less: valuation allowance	(101,819)	(101,535)
Net deferred income tax assets	$ 0	$ 0